LOAN	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
LOAN [Text Block]
12.	LOAN

On September 1, 2017,the Company received a loan from an arm’s length party in the amount of $119,565 ($150,000 CDN) that is unsecured and bears interest at 8% per annum and is payable within one year. Total interest accrued on the loan as at December 31, 2017 is $3,188.